SHARE BASED COMPENSATION (Yitel Option Plan, Summary of Share Option Activity) (Details) (Yitel Option Plan [Member], Stock Options [Member]) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($) Years	Dec. 31, 2013 USD ($) Years	Dec. 31, 2012 USD ($) Years	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Options
Outstanding, beginning balance	21,414,000	10,182,000	0
Granted	8,642,000	13,234,000	10,308,000
Exercised	0	0	0
Forfeited	(1,708,000)	(2,002,000)	(126,000)
Cancelled	0	0	0
Outstanding, ending balance	28,348,000	21,414,000	10,182,000
Vested and exercisable, ending balance	7,174,500	2,227,000	0
Weighted Average Exercise Price
Outstanding, beginning balance (in US dollars per share)	$ 0.11	$ 0.10	$ 0
Granted (in US dollars per share)	$ 0.16	$ 0.11	$ 0.10
Exercised (in US dollars per share)	$ 0	$ 0	$ 0
Forfeited (in US dollars per share)	$ 0.12	$ 0.10	$ 0.10
Cancelled (in US dollars per share)	$ 0	$ 0	$ 0
Outstanding, ending balance (in US dollars per share)	$ 0.12	$ 0.11	$ 0.10
Vested and exercisable, ending balance (in US dollars per share)	$ 0	$ 0	$ 0
Weighted Average Remaining Contractual Life
Outstanding, beginning balance (in years)	9.11	9.5	0
Outstanding, ending balance (in years)	8.58	9.11	9.5
Vested and exercisable, ending balance (in years)	7.91	8.50	0
Aggregate Intrinsic Value
Outstanding, beginning balance				1.32	0.46	0.10	0
Outstanding, ending balance				1.32	0.46	0.10	0
Vested and exercisable, ending balance				0.46	0.07	0